Investments In Associates And Joint Ventures - Summary of Financial Information for Associates (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial information of associates [Line Items]
Gross profit	S/ 672,787	S/ 557,295	S/ 612,995
Gasoducto Sur Peruano S A [member]
Disclosure of financial information of associates [Line Items]
Gross profit		S/ 800	S/ 257,700